Equity-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of the Option Activity under the Equity Compensation Plans
A summary of the option activity under the Company’s equity compensation plans is as follows:

	Time Vested Options Outstanding
	Number of Options	Weighted- Average Exercise Price (per option)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	968,293	$132.50	6.35	$—
Granted	261,288	23.58
Forfeited	(193,886)	130.82
Expired	(196,216)	108.69

Outstanding at December 31, 2023	839,479	$32.53	7.25	$—

Exercisable at December 31, 2023	325,767	$36.96	5.14	$—

	Performance Vested Options Outstanding
	Number of Options	Weighted- Average Exercise Price (per option)	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at December 31, 2022	—	$—	—	$—
Granted	318,440	22.02

Outstanding at December 31, 2023	318,440	$22.02	9.45	$—

Exercisable at December 31, 2023	—	$—	—	$—

Summary of the Unvested Option Activity
A summary of the unvested option activity is as follows:

	Number of Time Vested Options	Weighted- Average Grant Date Fair Value (per option)
Unvested at December 31, 2022	533,173	$69.00
Granted	261,288	13.23
Vested	(170,507)	56.50
Forfeited	(110,242)	60.63

Unvested at December 31, 2023	513,712	$33.49

	Number of Performance Vested Options	Weighted- Average Grant Date Fair Value (per option)
Unvested at December 31, 2022	—	$—
Granted	318,440	12.77

Unvested at December 31, 2023	318,440	$12.77

Summary of RSU Activity
A summary of RSU activity is as follows:

	RSUs Outstanding
	Number of RSUs	Weighted- Average Fair Value (per RSU)
Outstanding at December 31, 2022	63,184	$72.50
Granted	496,176	28.37
Vested	(230,340)	34.11
Forfeited	(27,139)	34.58

Outstanding at December 31, 2023	301,881	$31.97

Summary of Equity-Based Compensation Expense
Equity-based compensation expense, which also includes the Repricing and modifications for the years ended December 31, 2023 and 2022 was as follows (in thousands):

	Year Ended December 31,
	2023	2022
Cost of revenue	$2,992	$1,416
Selling and marketing	9,852	7,015
Enterprise technology and development	1,330	1,403
General and administrative	9,717	7,786

Total equity-based compensation	$23,891	$17,620

Performance Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Assumptions Used to Determine the Fair Value of Option Grants	The following table summarizes the weighted average assumptions used to determine the fair value of the Performance-Vesting Options:

December 31,
2023
Risk-free rate	3.7%
Dividend yield rate	—
Volatility	53.7%
Expected term (in years)	10.00
Weighted-average grant date fair value	$13.00

Time Vesting Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Assumptions Used to Determine the Fair Value of Option Grants	The following table summarizes the weighted average assumptions used to determine the fair value of time vested option grants:

	December 31,
	2023	2022
Risk-free rate	3.9%	3.0%
Dividend yield rate	—	—
Volatility	62.2%	52.9%
Expected term (in years)	5.18	6.16
Weighted-average grant date fair value	$13.65	$31.50

Employee Stock Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Summary of Assumptions Used to Determine the Fair Value of Option Grants
Stock-based compensation expense associated with the Company’s ESPP is based on fair value estimated on the date of grant using the Black-Scholes option pricing valuation model and the following weighted-average assumptions for grants during the year ended December 31, 2023:

December 31,
2023
Weighted-average risk-free rate	4.7%
Dividend yield rate	—
Weighted-average volatility	54.4%
Expected term (in years)	0.50
Weighted-average grant date fair value	$5.32